INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of income tax expense/ (benefit)

	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current tax (i)	734,620	(474,874)	370,946
Deferred tax (i)	(353,410)	669,161	(131,718)
Total	381,210	194,287	239,228

Schedule of reconciliation between the income tax at PRC statutory tax rate and income tax expense

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Income before provision for income taxes	188,076	1,783,392	1,397,019
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	47,019	445,848	349,255
Non-deductible expenses	241,942	71,387	22,077
Research and development tax credit	—	(7,246)	(10,820)
Effect of income not taxable	(53,874)	(192,501)	(12,786)
Effect of tax holiday and preferential tax rate	(167,869)	(93,121)	(126,577)
Adjustment on current income tax of the prior periods	(44)	127	(384)
Effect of different tax rates of subsidiaries operating in other jurisdictions	23,329	23,190	14,518
Effect of withholding income tax	71,277	8,723	—
Debt relief income (ii)	—	—	1,286,791
Utilization of tax losses from the prior period (ii)	—	—	(1,452,828)
Change in valuation allowance	219,430	(62,120)	169,982
Income tax expenses	381,210	194,287	239,228

Schedule of aggregate amount and per share effect of the tax holiday and preferential tax rate

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
The aggregate amount of tax holiday and preferential tax rate	(167,869)	(93,121)	(126,577)
The aggregate effect on basic and diluted net income per share:
- Basic	(0.9201)	(0.5055)	(0.6834)
- Diluted	(0.9201)	(0.4999)	(0.6786)
(i)

As discussed in Note 2, starting from May 2018, the Group no longer provides quality assurance services to investors and related assurance program  liabilities were derecognized. The reversal of deferred tax assets associated with quality assurance program liabilities resulted in a decrease in deferred tax assets with a corresponding decrease in income tax expense. As a result, the current tax portion of income tax expenses for the year ended December 31, 2018 was a net income tax benefit.

(ii)

As discussed in Note 1, Zhuoyue unconditionally waived a net receivables amounting to RMB5,147 million from the Acquired Businesses, which resulted in an increase of income tax expenses amounting to RMB1,287 million. The carried over accumulated loss from prior periods were utilized during the year and resulted in a decrease of income tax expenses amounting to RMB1,453 million.

Schedule of deferred tax assets and liabilities

	December 31,	December 31,
	2018	2019
	RMB	RMB
Deferred tax assets:
Liabilities from quality assurance program and guarantee	1,244	659
Deferred revenue	140,617	44,804
Refund liabilities	536,437	95,067
Accrued expenses	50,844	30,618
Fair value changes	—	11,609
Allowance for uncollectible receivables	90,631	95,989
Amortization difference of long-term assets	77,316	28,079
Accumulated losses carried over	1,991,763	152,341
Valuation allowance (i)	(2,182,756)	(252,660)
Total	706,096	206,506

Deferred tax liabilities:
Contract assets, net	972,453	318,543
Contract cost	36,280	58,882
Intangible assets	—	2,562
Total	1,008,733	379,987

Net deferred tax liabilities	(302,637)	(173,481)

Analysis as:
Deferred tax assets	184,136	45,407
Deferred tax liabilities	(486,773)	(218,888)
Net deferred tax liabilities	(302,637)	(173,481)
(i)

The valuation allowance is considered on an individual entity basis. As of December 31, 2017, 2018 and 2019, the Company had tax operating loss carry forwards of RMB4,776,552,  RMB7,967,053 and RMB609,363, respectively, which can be carried forward to offset taxable income. The net operating losses will expire in the years from 2021 to 2024 if not utilized. The Group has recognized a valuation allowance against deferred tax assets of RMB3,280,677,  RMB2,182,756 and RMB252,660 for the years ended December 31, 2017, 2018 and 2019, respectively.